Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2020
Risks And Uncertainties [Abstract]
Schedule of Customers Account for More than 10% of Company's Accounts Receivable and Sale of Power

The following customers account for more than 10% of the Company’s accounts receivable and sale of power as of and for the year ended March 31, 2019 and 2020:

	March 31, 2019		March 31, 2020
	% of Sale	% of Accounts	% of Sale	% of Accounts
Customer Name	of Power	Receivable	of Power	Receivable
Solar Energy Corporation of India	15.70%	13.90%	19.48%	11.70%
Punjab State Power Corporation Limited	20.40%	16.20%	15.25%	12.25%
NTPC Vidyut Vyapar Nigam Limited	28.57%	15.00%	20.70%	10.66%
Hubli Electricity Supply Company Limited	9.27%	4.77%	3.34%	13.98%
Chamundeshwari Electricity Supply Company	5.96%	14.18%	4.37%	13.08%
Andhra Pradesh Power Coordination Committee	5.30%	11.80%	4.01%	12.80%
Gujarat Urja Vikas Nigam Limited	3.96%	5.31%	10.00%	3.06%